Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Loss Per Share
Schedule of computation of basic and diluted loss per Share of Common Stock

The following table sets forth the computation of basic and diluted loss per Class A Common Stock and Class B Common Stock (in thousands, except for share and per share data):

	Nine Months Ended September 30,
	2020	2019
Numerator:
Net loss	$(78,530)	$(14,919)
Remeasurement of redeemable convertible preferred stock	(865,952)	(62,519)
Deemed dividend related to repurchase of preferred stock dividends	(1,153)	—
Net loss attributable to common stockholders – Basic and diluted	(945,635)	(77,438)
Denominator:
Weighted average common shares outstanding – Basic and diluted	142,475,767	134,316,073
Net loss per share attributable to common stockholders – Basic and diluted	$(6.64)	$(0.58)

The following table sets forth the computation of basic and diluted loss per Share of Common Stock (in thousands, except for share and per share data):

	Year Ended December 31,
	2019	2018
Numerator:
Net loss	$(23,605)	$(27,780)
Remeasurement of redeemable convertible preferred stock	(62,519)	(18,798)
Net loss attributable to common stockholders – Basic and diluted	(86,124)	(46,578)
Denominator:
Weighted average common shares outstanding – Basic and diluted	135,124,756	129,930,282
Net loss per share attributable to common stockholders – Basic and diluted	$(0.64)	$(0.36)

Schedule of outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders

The following common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (share numbers are not in thousands):

	Number of Securities
	Outstanding at
	September 30,
	2020	2019
Redeemable convertible preferred stock	122,023,200	98,155,890
Convertible preferred stock	134,820,840	135,218,020
Preferred stock warrants	3,893,880	3,893,880
Common stock warrants	971,842	238,510
Common stock options	65,145,619	50,266,634
Total	326,855,381	287,772,934

The following outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (share numbers are not in thousands):

	Number of Securities
	Outstanding at December 31,
	2019	2018
Redeemable convertible preferred stock	98,155,890	66,408,620
Convertible preferred stock	135,218,020	136,218,020
Convertible promissory notes	—	16,194,780
Preferred stock warrants	3,893,880	3,893,880
Common stock warrants	971,842	238,510
Common stock options	49,800,829	41,374,901
Total	288,040,461	264,328,711